Employee benefits - Sensitivity Analysis (Details) - Defined benefit plan	12 Months Ended
Dec. 31, 2018
Discount rate
Sensitivity of the balance of actuarial liabilities
Change (as a percent)	0.50%
Increase in liability (as a percent)	(5.67%)
Decrease in liability (as a percent)	6.25%
Medical cost growth rate
Sensitivity of the balance of actuarial liabilities
Change (as a percent)	0.50%
Increase in liability (as a percent)	6.41%
Decrease in liability (as a percent)	(5.86%)
Mortality
Sensitivity of the balance of actuarial liabilities
Change (in years)	1 year
Increase in liability (as a percent)	0.47%
Decrease in liability (as a percent)	(2.27%)